Equity (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Schedule of Capitalization, Equity [Line Items]
Himax Taiwan, Ownership Percentage by Parent	100.00%
Accumulated Legal and Special Reserve	$ 78,386	$ 71,447
Percentage of annual net income set aside as legal reserve	10.00%
Treasury Stock, Shares	12,491,990	12,692,064